Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital [Abstract]
Initial balance quantity	2,218,116,370	2,218,116,370	2,373,866,570
Initial balance	$ 13,177,841	$ 13,177,841	$ 13,177,841
Cancellation of treasury shares quantity			(155,750,200)
Cancellation of treasury shares
Final balance quantity	2,218,116,370	2,218,116,370	2,218,116,370
Final balance	$ 13,177,841	$ 13,177,841	$ 13,177,841